PGIM Jennison Focused Growth Fund
Schedule of Investments  (unaudited)
as of May 31, 2026
Description	Shares	Value
Long-Term Investments 99.7%
Common Stocks
Aerospace & Defense 5.1%
Boeing Co. (The)*	138,348	$31,979,140
General Electric Co.	184,425	59,709,438
		91,688,578
Automobiles 2.9%
Tesla, Inc.*	121,676	53,025,184
Biotechnology 0.8%
Vertex Pharmaceuticals, Inc.*	31,406	14,055,441
Broadline Retail 8.5%
Amazon.com, Inc.*	568,418	153,836,647
Consumer Staples Distribution & Retail 2.5%
Costco Wholesale Corp.	29,303	28,023,045
Walmart, Inc.	144,059	16,674,829
		44,697,874
Electric Utilities 1.4%
Constellation Energy Corp.	86,029	24,754,845
Electronic Equipment, Instruments & Components 1.3%
Amphenol Corp. (Class A Stock)	154,988	23,056,015
Entertainment 4.7%
Netflix, Inc.*	399,372	34,353,979
Spotify Technology SA*(a)	51,557	25,658,888
Walt Disney Co. (The)	242,094	24,652,432
		84,665,299
Financial Services 3.0%
Mastercard, Inc. (Class A Stock)	110,717	54,691,984
Health Care Equipment & Supplies 1.2%
Intuitive Surgical, Inc.*	50,585	21,480,414
Interactive Media & Services 13.2%
Alphabet, Inc. (Class A Stock)	225,371	85,717,606
Alphabet, Inc. (Class C Stock)	227,635	85,688,643
Meta Platforms, Inc. (Class A Stock)	105,038	66,437,586
		237,843,835
IT Services 3.0%
Cloudflare, Inc. (Class A Stock)*	67,981	16,439,165
Shopify, Inc. (Canada) (Class A Stock)*	120,553	14,310,847
Snowflake, Inc.*	94,372	24,116,765
		54,866,777
Pharmaceuticals 4.1%
Eli Lilly & Co.	67,181	74,235,005
Semiconductors & Semiconductor Equipment 26.0%
Advanced Micro Devices, Inc.*	124,862	64,441,278

PGIM Jennison Focused Growth Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Broadcom, Inc.	250,873	$112,082,530
Credo Technology Group Holding Ltd.*	43,772	10,331,505
KLA Corp.	13,628	26,189,064
NVIDIA Corp.	1,003,357	211,848,797
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	107,365	44,926,885
		469,820,059
Software 13.5%
AppLovin Corp. (Class A Stock)*	25,857	15,852,668
Cadence Design Systems, Inc.*(a)	59,209	22,199,231
Crowdstrike Holdings, Inc. (Class A Stock)*	62,431	45,637,061
Datadog, Inc. (Class A Stock)*	107,643	26,625,496
Microsoft Corp.	207,614	93,476,127
Oracle Corp.	87,923	19,851,255
Palantir Technologies, Inc. (Class A Stock)*	127,834	20,011,134
		243,652,972
Technology Hardware, Storage & Peripherals 8.5%
Apple, Inc.	491,689	153,436,469

Total Long-Term Investments (cost $753,270,895)		1,799,807,398

Short-Term Investments 2.4%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 3.757%)(wb)	6,886,344	6,886,344
PGIM Institutional Money Market Fund (7-day effective yield 3.818%) (cost $35,889,499; includes $35,873,040 of cash collateral for securities on loan)(b)(wb)	35,911,058	35,885,920

Total Short-Term Investments (cost $42,775,843)		42,772,264

TOTAL INVESTMENTS 102.1% (cost $796,046,738)		1,842,579,662
Liabilities in excess of other assets (2.1)%		(38,187,688)

Net Assets 100.0%		$1,804,391,974

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $34,707,498; cash collateral of $35,873,040 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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